Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 11:   SUBSEQUENT EVENTS

At about the time of the filing of this Annual Report, we were in the process of securing two credit lines from two Israeli banks in the total sum of up to $5,000.  During 2012, we made significant investments (from our cash reserves) in the above described acquisitions of eleven and Frisk. In relation to these credit lines, the Company has agreed to grant security interests generally over all Company assets, and to refrain from encumbering its assets in favor of any other third parties.  The Company anticipates that it will draw on these credit lines in the near future.